UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Address of principal executive offices) (Zip code)

Andrea Stimmel, Chief Compliance Officer & Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2014

Shares	Security Description	Fair Value
	COMMON STOCKS 98.1%
	CONSUMER DISCRETIONARY 4.7%
2,186,800	Target Corp	$137,068,624
640,000	Walt Disney Co/The	56,979,200
		194,047,824
	CONSUMER STAPLES 5.3%
2,020,000	General Mills Inc	101,909,000
2,230,000	Hormel Foods Corp	114,599,700
		216,508,700
	ENERGY 3.4%
1,390,000	Schlumberger Ltd (a)	141,349,100

	FINANCIALS 10.7%
1,910,000	Associated Banc-Corp	33,272,200
1,730,000	Principal Financial Group Inc	90,773,100
2,560,000	TCF Financial Corp	39,756,800
300,000	Travelers Cos Inc/The	28,182,000
4,000,000	US Bancorp/MN	167,320,000
1,580,000	Wells Fargo & Co	81,954,600
		441,258,700
	HEALTH CARE 18.1%
1,450,000	Baxter International Inc	104,066,500
1,240,000	Johnson & Johnson	132,171,600
2,280,000	Medtronic Inc	141,246,000
990,000	Patterson Cos Inc	41,015,700
1,550,000	Pfizer Inc	45,833,500
1,760,000	Roche Holding AG ADR (f)	65,102,400
1,540,000	St Jude Medical Inc	92,600,200
628,800	SurModics Inc (b)	11,419,008
720,000	Techne Corp	67,356,000
430,300	Zimmer Holdings Inc	43,266,665
		744,077,573
	INDUSTRIALS 31.0%
1,190,000	3M Co	168,599,200
1,430,000	CH Robinson Worldwide Inc	94,837,600
283,853	Deluxe Corp	15,657,332
3,170,000	Donaldson Co Inc	128,797,100
2,160,000	Emerson Electric Co	135,172,800
1,340,000	Fastenal Co	60,166,000
442,192	G&K Services Inc, Class A	24,488,593
500,000	Generac Holdings Inc (b)	20,270,000
3,040,000	General Electric Co	77,884,800
1,440,000	Graco Inc	105,091,200
1,550,000	Honeywell International Inc	144,336,000
1,660,000	Pentair PLC (a)	108,713,400
2,126,149	Toro Co/The	125,931,805
640,000	United Parcel Service Inc, Class B	62,905,600
		1,272,851,430
	INFORMATION TECHNOLOGY 10.5%
784,299	Badger Meter Inc (d)(e)	39,567,885
1,910,000	Corning Inc	36,939,400
1,715,152	Cray Inc (b)	45,005,589
1,293,120	Fiserv Inc (b)	83,580,811
1,097,313	MTS Systems Corp (d)	74,902,585
486,185	NVE Corp (b)(d)(e)	31,378,380
770,000	QUALCOMM Inc	57,572,900
3,910,000	Western Union Co/The	62,716,400
		431,663,950

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2014

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		MATERIALS 13.5%
3,160,000		Bemis Co Inc	$120,143,200
1,530,153		Ecolab Inc	175,707,469
2,481,600		HB Fuller Co	98,519,520
2,010,000		Valspar Corp/The	158,769,900
			553,140,089
		UTILITIES 0.9%
1,299,400		MDU Resources Group Inc	36,136,314

		TOTAL COMMON STOCKS	$4,031,033,680
		(cost $2,185,308,057)

		SHORT-TERM INVESTMENTS 1.8%
71,969,316		First American Prime Obligations Fund, Class Z, 0.02% (c)	$71,969,316
		(cost $71,969,316)

		TOTAL INVESTMENTS 99.9%	$4,103,002,996
		(cost $2,257,277,373)

		OTHER ASSETS AND LIABILITIES (NET) 0.1%	4,000,152

		TOTAL NET ASSETS 100.0%	$4,107,003,148

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2014, these securities represented $250,062,500 or 6.1% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2014.
	(d)	Affiliated company.
	(e)	Illiquid security.
	(f)	American Depositary Receipt.

		The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
		Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Mairs and Power, Inc.

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 36.5%
	FEDERAL AGENCY OBLIGATIONS 4.5%
$1,000,000	Federal National Mortgage Association	3.250%	03/27/28	$965,869
875,000	Federal Farm Credit Banks	3.450%	06/05/28	854,729
1,000,000	Federal Farm Credit Banks	3.700%	06/20/28	1,000,375
1,040,000	Federal Farm Credit Banks	4.150%	11/20/28	1,042,920
1,084,000	Federal Farm Credit Banks	3.200%	04/24/30	1,012,052
1,000,000	Federal Home Loan Banks	3.300%	05/07/32	929,936
1,000,000	Federal National Mortgage Association	3.500%	09/10/32	960,510
500,000	Federal National Mortgage Association	3.400%	09/27/32	472,827
1,000,000	Federal Home Loan Banks	3.180%	12/06/32	912,993
1,000,000	Federal Home Loan Banks	3.300%	01/18/33	931,224
1,000,000	Federal Home Loan Banks	3.250%	01/18/33	918,793
3,000,000	Federal Farm Credit Banks	3.480%	02/07/33	2,852,886
1,000,000	Federal Home Loan Banks	3.230%	02/07/33	905,441
2,000,000	Federal Home Loan Banks	3.500%	02/22/33	1,904,902
1,000,000	Federal Farm Credit Banks	3.500%	02/28/33	958,356
1,500,000	Federal National Mortgage Association	3.500%	03/07/33	1,417,671
500,000	Federal National Mortgage Association	3.250%	04/29/33	472,328
1,000,000	Federal Home Loan Banks	3.300%	05/09/33	916,433
500,000	Federal National Mortgage Association	3.430%	05/27/33	477,859
1,000,000	Federal Farm Credit Banks	4.100%	07/01/33	1,000,426
500,000	Federal Home Loan Banks	3.730%	07/01/33	484,308
500,000	Federal Home Loan Banks	4.700%	07/25/33	511,454
840,000	Federal Farm Credit Banks	3.125%	12/05/33	786,460
1,000,000	Federal Farm Credit Banks	4.375%	02/21/34	1,032,793
500,000	Federal Home Loan Banks	4.000%	05/19/34	500,432
1,000,000	Federal Home Loan Banks	4.000%	06/12/34	1,000,412
1,250,000	Federal Home Loan Banks	4.050%	07/14/34	1,254,941
2,500,000	Federal Home Loan Banks	4.000%	08/04/34	2,471,527
1,000,000	Federal Farm Credit Banks	3.980%	08/14/34	991,434
				29,942,291
	CORPORATE BONDS 29.6%
	CONSUMER DISCRETIONARY 3.0%
250,000	Maytag Corp	5.000%	05/15/15	256,268
500,000	Gannett Co Inc	6.375%	09/01/15	520,625
340,000	Johnson Controls Inc	5.500%	01/15/16	360,377
250,000	ServiceMaster Co/The	7.100%	03/01/18	257,500
500,000	Best Buy Co Inc	5.000%	08/01/18	515,000
1,000,000	Ford Motor Credit Co LLC	3.000%	12/20/18	1,003,493
500,000	Ford Motor Credit Co LLC	3.450%	08/20/20	500,007
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,058,318
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,032,500
1,500,000	Time Warner Cable Inc	4.000%	09/01/21	1,578,324
555,000	Kohl's Corp	4.000%	11/01/21	576,937
500,000	Whirlpool Corp	4.700%	06/01/22	539,722
1,750,000	Newell Rubbermaid Inc	4.000%	06/15/22	1,811,838
1,000,000	Block Financial LLC	5.500%	11/01/22	1,076,682
318,000	Darden Restaurants Inc	3.350%	11/01/22	294,315
1,000,000	Staples Inc	4.375%	01/12/23	994,264
2,000,000	Kohl's Corp	3.250%	02/01/23	1,936,244
1,000,000	Wyndham Worldwide Corp	3.900%	03/01/23	985,319
500,000	Hyatt Hotels Corp	3.375%	07/15/23	486,506
1,000,000	Ford Motor Credit Co LLC	4.000%	04/20/24	988,425
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	1,011,137
2,000,000	Comcast Corp	4.250%	01/15/33	2,024,278
				19,808,079

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	CONSUMER STAPLES 1.4%
$500,000	SUPERVALU Inc	8.000%	05/01/16	$538,125
525,000	Cargill Inc (e)	6.000%	11/27/17	593,013
1,000,000	Avon Products Inc	4.200%	07/15/18	1,020,772
1,000,000	Safeway Inc	3.950%	08/15/20	1,003,513
500,000	Safeway Inc	4.750%	12/01/21	504,266
1,274,000	Avon Products Inc	5.000%	03/15/23	1,247,539
2,949,000	Land O'Lakes Capital Trust I (e)	7.450%	03/15/28	3,037,470
500,000	Altria Group Inc	4.250%	08/09/42	453,399
1,000,000	Cargill Inc (e)	4.100%	11/01/42	971,652
				9,369,749
	ENERGY 2.2%
500,000	Anadarko Petroleum Corp	5.950%	09/15/16	545,404
250,000	ConocoPhillips	6.650%	07/15/18	292,208
1,500,000	Murphy Oil Corp	4.000%	06/01/22	1,513,629
500,000	Western Gas Partners LP	4.000%	07/01/22	511,485
3,000,000	Transocean Inc (a)	3.800%	10/15/22	2,753,370
500,000	Murphy Oil Corp	3.700%	12/01/22	487,656
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,454,849
3,000,000	Williams Cos Inc/The	3.700%	01/15/23	2,833,869
1,945,000	Boardwalk Pipelines LP	3.375%	02/01/23	1,810,029
575,000	DCP Midstream Operating LP	3.875%	03/15/23	575,699
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	494,504
500,000	Global Marine Inc	7.000%	06/01/28	548,188
500,000	Murphy Oil Corp	5.125%	12/01/42	483,396
500,000	Apache Corp	4.250%	01/15/44	463,319
				14,767,605
	FINANCIALS 10.4%
500,000	Regions Financial Corp	7.750%	11/10/14	503,597
500,000	Navient LLC	5.050%	11/14/14	500,000
500,000	Ally Financial Inc	6.750%	12/01/14	503,750
500,000	Principal Life Global Funding I (e)	5.050%	03/15/15	510,249
500,000	M&I Marshall & Ilsley Bank	4.850%	06/16/15	514,014
500,000	TCF National Bank	5.500%	02/01/16	510,994
500,000	KeyBank NA/Cleveland OH	5.450%	03/03/16	531,608
500,000	Symetra Financial Corp (e)	6.125%	04/01/16	531,762
250,000	Security Benefit Life Insurance Co (e)	8.750%	05/15/16	270,372
500,000	Bank of America Corp	6.050%	05/16/16	536,857
500,000	Torchmark Corp	6.375%	06/15/16	543,232
500,000	National City Bank/Cleveland OH	5.250%	12/15/16	542,338
500,000	M&I Marshall & Ilsley Bank	5.000%	01/17/17	535,357
500,000	Citigroup Inc	5.500%	02/15/17	542,011
500,000	Sirius International Group Ltd (a)(e)	6.375%	03/20/17	554,242
250,000	Bank of America Corp	5.700%	05/02/17	274,116
500,000	Royal Bank of Scotland Group PLC (a)	4.250%	07/15/17	523,863
500,000	Comerica Bank	5.200%	08/22/17	547,863
500,000	Bank of America Corp	6.000%	09/01/17	557,422
500,000	American Express Bank FSB	6.000%	09/13/17	562,965
500,000	Bear Stearns Cos LLC/The	6.400%	10/02/17	565,583
500,000	Hartford Financial Services Group Inc/The	4.000%	10/15/17	535,025
500,000	Prudential Financial Inc	6.000%	12/01/17	565,035
500,000	Barclays Bank PLC (a)(e)	6.050%	12/04/17	555,782
1,000,000	Morgan Stanley	5.950%	12/28/17	1,120,012
500,000	Goldman Sachs Group Inc/The	5.950%	01/18/18	559,747
500,000	Wachovia Corp	5.750%	02/01/18	563,609
250,000	Lincoln National Corp	7.000%	03/15/18	287,605
500,000	SunTrust Bank/Atlanta GA	7.250%	03/15/18	577,707
500,000	Morgan Stanley	6.625%	04/01/18	572,612
1,000,000	Jefferies Group LLC	5.125%	04/13/18	1,089,166

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$500,000	Bank of America Corp	6.875%	04/25/18	$576,702
500,000	Provident Cos Inc	7.000%	07/15/18	575,407
500,000	MetLife Inc	6.817%	08/15/18	586,365
500,000	Hartford Financial Services Group Inc/The	6.000%	01/15/19	570,647
500,000	Royal Bank of Scotland Group PLC (a)	5.250%	02/15/19	538,949
500,000	BB&T Corp	6.850%	04/30/19	597,057
250,000	WR Berkley Corp	6.150%	08/15/19	281,465
500,000	Prospect Capital Corp	5.950%	09/15/19	491,510
500,000	Protective Life Corp	7.375%	10/15/19	611,433
500,000	Prospect Capital Corp	5.125%	11/15/19	498,042
1,629,000	Zions Bancorporation	4.150%	11/15/19	1,622,891
500,000	Credit Suisse/New York NY (a)	5.400%	01/14/20	557,713
500,000	Prospect Capital Corp	4.000%	01/15/20	486,968
500,000	Morgan Stanley	5.500%	01/26/20	560,627
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	564,532
450,000	Compass Bank	5.500%	04/01/20	489,449
537,000	Manufacturers & Traders Trust Co (d)	5.585%	12/28/20	561,087
500,000	Wells Fargo & Co (d)	2.000%	01/31/21	493,963
1,000,000	Nationwide Financial Services Inc (e)	5.375%	03/25/21	1,123,360
500,000	Markel Corp	5.350%	06/01/21	558,990
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	554,301
500,000	Genworth Holdings Inc	7.625%	09/24/21	606,614
500,000	Aflac Inc	4.000%	02/15/22	530,171
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,046,398
1,000,000	Standard Chartered PLC (a)(e)	3.950%	01/11/23	973,274
500,000	Wells Fargo & Co	3.450%	02/13/23	491,320
2,500,000	Assurant Inc	4.000%	03/15/23	2,512,832
1,000,000	Markel Corp	3.625%	03/30/23	994,014
1,500,000	Citigroup Inc	3.500%	05/15/23	1,438,039
500,000	Morgan Stanley	4.100%	05/22/23	498,619
2,000,000	Liberty Mutual Group Inc (e)	4.250%	06/15/23	2,044,042
500,000	Ameriprise Financial Inc	4.000%	10/15/23	522,852
500,000	CNA Financial Corp	7.250%	11/15/23	615,865
500,000	Pacific Life Insurance Co (e)	7.900%	12/30/23	646,778
1,000,000	Moody's Corp	4.875%	02/15/24	1,078,469
1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,000,910
500,000	Wintrust Financial Corp	5.000%	06/13/24	519,132
250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	252,614
500,000	Symetra Financial Corp	4.250%	07/15/24	502,462
1,000,000	Stifel Financial Corp	4.250%	07/18/24	1,005,702
1,000,000	Citigroup Inc	4.000%	08/05/24	979,803
1,500,000	Synchrony Financial	4.250%	08/15/24	1,500,189
1,000,000	Brown & Brown Inc	4.200%	09/15/24	1,005,350
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,002,656
250,000	Liberty Mutual Insurance Co (e)	8.500%	05/15/25	312,262
1,000,000	Wells Fargo & Co	4.100%	06/03/26	996,485
500,000	Morgan Stanley	4.350%	09/08/26	491,409
1,000,000	National Rural Utilities Cooperative Finance Corp	3.000%	11/15/26	947,067
500,000	Citigroup Inc	5.200%	01/25/27	501,444
250,000	Provident Cos Inc	7.250%	03/15/28	310,802
1,000,000	JPMorgan Chase & Co (d)	3.000%	03/21/28	901,000
1,000,000	JPMorgan Chase & Co (d)	3.000%	03/22/28	959,158
1,000,000	Royal Bank of Canada (a)	3.000%	05/10/28	917,828
500,000	Farmers Exchange Capital (e)	7.050%	07/15/28	621,241
500,000	Goldman Sachs Group Inc/The (d)	4.000%	07/30/28	491,869
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	489,977
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	488,518
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	490,399

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$1,000,000	JPMorgan Chase & Co (d)	3.250%	01/31/33	$921,559
649,000	Lloyds Bank PLC (a)(d)	3.400%	01/31/33	598,350
250,000	Citigroup Inc (d)	4.000%	06/27/34	242,241
538,000	Bank of America Corp	4.000%	08/15/34	519,798
500,000	Barclays Bank PLC (a)(d)	4.000%	10/09/37	484,318
1,000,000	Berkshire Hathaway Finance Corp	4.400%	05/15/42	1,010,501
500,000	MetLife Inc	4.125%	08/13/42	473,475
500,000	Swiss Re Treasury US Corp (e)	4.250%	12/06/42	486,027
500,000	Pacific LifeCorp (e)	5.125%	01/30/43	520,692
500,000	Berkshire Hathaway Finance Corp	4.300%	05/15/43	494,765
500,000	Principal Financial Group Inc	4.350%	05/15/43	493,194
				68,922,437
	HEALTH CARE 0.8%
500,000	UnitedHealth Group Inc	6.000%	02/15/18	568,312
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,081,373
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,011,425
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,024,111
1,000,000	Mylan Inc/PA	4.200%	11/29/23	1,027,859
500,000	Wyeth LLC	6.450%	02/01/24	622,910
				5,335,990
	INDUSTRIALS 3.3%
500,000	Deluxe Corp	7.000%	03/15/19	523,125
500,000	Masco Corp	7.125%	03/15/20	575,000
500,000	Pentair Finance SA (a)	5.000%	05/15/21	550,088
500,000	IDEX Corp	4.200%	12/15/21	513,409
500,000	Masco Corp	5.950%	03/15/22	546,250
500,000	GATX Corp	4.750%	06/15/22	540,517
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (e)	4.875%	07/11/22	537,322
1,000,000	ADT Corp/The	3.500%	07/15/22	865,000
225,000	Pentair Finance SA (a)	3.150%	09/15/22	219,149
2,000,000	Dun & Bradstreet Corp/The	4.375%	12/01/22	2,040,514
1,000,000	GATX Corp	3.900%	03/30/23	1,017,541
500,000	ADT Corp/The	4.125%	06/15/23	445,000
500,000	Ingersoll-Rand Global Holding Co Ltd (a)	4.250%	06/15/23	524,344
1,000,000	Flowserve Corp	4.000%	11/15/23	1,014,350
2,126,000	Air Lease Corp	4.850%	02/01/24	2,107,397
500,000	Pitney Bowes Inc	4.625%	03/15/24	506,829
500,000	Toro Co/The	7.800%	06/15/27	633,244
500,000	General Electric Capital Corp	3.500%	05/15/32	472,584
1,375,000	General Electric Capital Corp	4.000%	09/17/32	1,348,259
3,000,000	Eaton Corp	4.000%	11/02/32	2,967,861
2,000,000	General Electric Capital Corp	4.000%	02/14/33	1,945,404
1,000,000	Pitney Bowes Inc	5.250%	01/15/37	1,077,066
590,000	Eaton Corp	4.150%	11/02/42	562,295
500,000	Lockheed Martin Corp	4.070%	12/15/42	474,303
				22,006,851
	INFORMATION TECHNOLOGY 4.0%
500,000	Western Union Co/The	5.930%	10/01/16	545,179
500,000	Broadridge Financial Solutions Inc	6.125%	06/01/17	545,263
500,000	Dell Inc	5.875%	06/15/19	525,625
500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	519,589
500,000	Hewlett-Packard Co	3.750%	12/01/20	518,429
500,000	Dell Inc	4.625%	04/01/21	480,000
750,000	Hewlett-Packard Co	4.300%	06/01/21	796,439
500,000	Motorola Solutions Inc	3.750%	05/15/22	495,805
2,000,000	Symantec Corp	3.950%	06/15/22	2,024,112
1,000,000	Computer Sciences Corp	4.450%	09/15/22	1,012,500
1,000,000	Hewlett-Packard Co	4.050%	09/15/22	1,038,374

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INFORMATION TECHNOLOGY (continued)
$2,025,000	Fiserv Inc	3.500%	10/01/22	$2,032,189
1,000,000	Autodesk Inc	3.600%	12/15/22	986,135
2,500,000	Arrow Electronics Inc	4.500%	03/01/23	2,582,320
1,500,000	Motorola Solutions Inc	3.500%	03/01/23	1,450,197
2,000,000	Fidelity National Information Services Inc	3.500%	04/15/23	1,971,258
2,352,000	Total System Services Inc	3.750%	06/01/23	2,303,718
1,000,000	Altera Corp	4.100%	11/15/23	1,037,526
500,000	Motorola Solutions Inc	4.000%	09/01/24	488,059
4,000,000	Intel Corp	4.000%	12/15/32	3,956,872
1,500,000	Western Union Co/The	6.200%	11/17/36	1,544,894
				26,854,483
	MATERIALS 3.0%
500,000	International Paper Co	5.250%	04/01/16	530,688
500,000	Valspar Corp/The	6.050%	05/01/17	551,032
500,000	Cliffs Natural Resources Inc (d)	4.950%	01/15/18	430,000
350,000	PPG Industries Inc	7.400%	08/15/19	421,212
500,000	Cliffs Natural Resources Inc	4.800%	10/01/20	387,500
1,000,000	Cliffs Natural Resources Inc	4.875%	04/01/21	762,500
500,000	Carpenter Technology Corp	5.200%	07/15/21	539,923
175,000	Mosaic Co/The	3.750%	11/15/21	181,555
1,000,000	Freeport-McMoRan Inc	3.550%	03/01/22	977,145
1,500,000	Newmont Mining Corp	3.500%	03/15/22	1,390,809
500,000	Barrick Gold Corp (a)	3.850%	04/01/22	480,986
1,000,000	Domtar Corp	4.400%	04/01/22	1,018,190
2,000,000	RPM International Inc	3.450%	11/15/22	1,946,290
500,000	Carpenter Technology Corp	4.450%	03/01/23	513,163
500,000	Freeport-McMoRan Inc	3.875%	03/15/23	493,156
1,000,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	1,028,038
1,750,000	Barrick Gold Corp (a)	4.100%	05/01/23	1,681,566
2,000,000	Nucor Corp	4.000%	08/01/23	2,048,506
1,000,000	Mosaic Co/The	4.250%	11/15/23	1,040,800
865,000	Union Carbide Corp	7.500%	06/01/25	1,104,990
500,000	Dow Chemical Co/The	4.250%	10/01/34	481,429
1,000,000	Alcoa Inc	5.950%	02/01/37	998,167
1,000,000	Newmont Mining Corp	4.875%	03/15/42	843,086
				19,850,731
	TELECOMMUNICATION SERVICES 0.3%
250,000	Verizon Communications Inc	6.350%	04/01/19	290,759
500,000	CenturyLink Inc	6.150%	09/15/19	535,000
500,000	Qwest Capital Funding Inc	6.875%	07/15/28	495,025
550,000	Qwest Corp	6.875%	09/15/33	548,866
				1,869,650
	UTILITIES 1.2%
500,000	Commonwealth Edison Co	6.150%	09/15/17	565,543
250,000	Vectren Utility Holdings Inc	5.750%	08/01/18	275,739
250,000	South Jersey Gas Co	7.125%	10/22/18	287,545
250,000	United Utilities PLC (a)	5.375%	02/01/19	274,251
2,000,000	PPL Energy Supply LLC	4.600%	12/15/21	1,894,268
2,170,000	ONEOK Inc	4.250%	02/01/22	2,139,295
785,000	SCANA Corp	4.125%	02/01/22	809,886
1,000,000	Exelon Generation Co LLC	4.250%	06/15/22	1,030,573
500,000	Entergy Gulf States Inc	6.180%	03/01/35	500,136
				7,777,236

	TOTAL CORPORATE BONDS			196,562,811

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2014

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	ASSET BACKED SECURITIES 1.3%
$256	General American Transportation Corp 1996-1 Pass-Through Trust	7.500%	02/28/15	$262
500,000	Delta Air Lines 2010-2 Class B Pass Through Trust (e)	6.750%	05/23/17	525,000
373,180	Continental Airlines 2009-1 Pass Through Trust	9.000%	01/08/18	418,428
371,306	American Airlines 2011-1 Class B Pass Through Trust (e)	7.000%	07/31/19	397,780
179,608	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	188,364
601,443	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	634,522
360,888	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	10/15/20	389,759
639,732	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	731,693
767,046	American Airlines 2011-1 Class A Pass Through Trust	5.250%	07/31/22	822,657
198,046	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	220,574
367,018	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	421,373
822,451	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	931,425
423,163	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	490,870
597,558	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	605,027
1,000,000	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	1,030,000
1,000,000	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	1,008,750
				8,816,484

	PREFERRED SECURITIES 1.1%
105,000	Affiliated Managers Group Inc	5.250%	10/15/22	2,667,000
20,000	Pitney Bowes Inc	5.250%	11/27/22	516,400
23,000	Stifel Financial Corp	5.375%	12/31/22	598,000
10,000	Raymond James Financial Inc	6.900%	03/15/42	261,500
20,000	Protective Life Corp	6.000%	09/01/42	500,200
20,000	Selective Insurance Group Inc	6.000%	09/01/42	485,400
40,000	WR Berkley Corp	5.625%	04/30/53	932,800
20,000	Verizon Communications Inc	5.900%	02/15/54	521,600
20,000	American Financial Group Inc/OH (b)	6.250%	09/30/54	492,400
20,000	Qwest Corp (b)	6.875%	10/01/54	487,200
10,000	NextEra Energy Capital Holdings Inc	5.700%	03/01/72	241,500
				7,704,000

	TOTAL FIXED INCOME SECURITIES			$243,025,586
	(cost $238,069,122)

Shares	Security Description			Fair Value
	COMMON STOCKS 60.0%
	CONSUMER DISCRETIONARY 3.4%
13,000	Genuine Parts Co			$1,140,230
74,000	Home Depot Inc/The			6,788,760
13,000	Sturm Ruger & Co Inc			632,970
229,500	Target Corp			14,385,060
				22,947,020
	CONSUMER STAPLES 2.9%
89,000	General Mills Inc			4,490,050
61,500	Hershey Co/The			5,868,945
120,000	Hormel Foods Corp			6,166,800
26,000	Kimberly-Clark Corp			2,796,820
				19,322,615
	ENERGY 7.4%
63,000	BP PLC ADR (f)			2,768,850
154,000	ConocoPhillips			11,784,080
168,000	Exxon Mobil Corp			15,800,400
50,000	Murphy Oil Corp			2,845,500
156,000	Schlumberger Ltd (a)			15,863,640
				49,062,470
	FINANCIALS 9.0%
26,000	American Express Co			2,276,040
404,000	Associated Banc-Corp			7,037,680
59,000	Bank of America Corp			1,005,950
136,000	JPMorgan Chase & Co			8,192,640

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2014

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	FINANCIALS (continued)
20,000	Lincoln National Corp	$1,071,600
240,000	Principal Financial Group Inc	12,592,800
118,000	TCF Financial Corp	1,832,540
35,000	Travelers Cos Inc/The	3,287,900
343,000	US Bancorp/MN	14,347,690
156,000	Wells Fargo & Co	8,091,720
		59,736,560
	HEALTH CARE 9.7%
148,500	Abbott Laboratories	6,176,115
84,000	AbbVie Inc	4,851,840
131,000	Baxter International Inc	9,401,870
73,500	Bristol-Myers Squibb Co	3,761,730
74,000	Eli Lilly & Co	4,798,900
94,000	Johnson & Johnson	10,019,460
252,500	Medtronic Inc	15,642,375
217,500	Pfizer Inc	6,431,475
90,000	Roche Holding AG ADR (f)	3,329,100
		64,412,865
	INDUSTRIALS 15.8%
86,000	3M Co	12,184,480
115,000	CH Robinson Worldwide Inc	7,626,800
251,000	Deluxe Corp	13,845,160
253,000	Emerson Electric Co	15,832,740
420,000	General Electric Co	10,760,400
80,000	Graco Inc	5,838,400
90,000	Honeywell International Inc	8,380,800
23,000	Ingersoll-Rand PLC (a)	1,296,280
117,000	Pentair PLC (a)	7,662,330
40,000	Toro Co/The	2,369,200
194,100	United Parcel Service Inc, Class B	19,078,089
		104,874,679
	INFORMATION TECHNOLOGY 5.3%
420,000	Corning Inc	8,122,800
59,000	International Business Machines Corp	11,199,970
94,000	MTS Systems Corp	6,416,440
601,000	Western Union Co/The	9,640,040
		35,379,250
	MATERIALS 4.3%
135,000	Bemis Co Inc	5,132,700
67,000	Ecolab Inc	7,693,610
156,000	HB Fuller Co	6,193,200
124,000	Valspar Corp/The	9,794,760
		28,814,270
	UTILITIES 2.2%
85,000	ALLETE Inc	3,773,150
206,000	MDU Resources Group Inc	5,728,860
173,000	Xcel Energy Inc	5,259,200
		14,761,210

	TOTAL COMMON STOCKS	$399,310,939
	(cost $261,652,000)

	PREFERRED STOCKS 0.0%
	UTILITIES 0.0%
10,000	SCE Trust I	$235,300

	TOTAL PREFERRED STOCKS	$235,300
	(cost $250,000)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2014

Shares		Security Description	Fair Value
		SHORT-TERM INVESTMENTS 3.1%
20,467,470		First American Prime Obligations Fund, Class Z, 0.02% (c)	$20,467,470
		(cost $20,467,470)

		TOTAL INVESTMENTS 99.6%	$663,039,295
		(cost $520,438,592)

		OTHER ASSETS AND LIABILITIES (NET) 0.4%	2,561,473

		TOTAL NET ASSETS 100.0%	$665,600,768

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2014, these securities represented $37,010,323 or 5.6% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2014.
	(d)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2014.
	(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees. As of September 30, 2014, these securities represented $15,212,320 or 2.3% of total net assets.

	(f)	American Depositary Receipt.

		The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
		Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Mairs and Power, Inc.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2014

Shares	Security Description	Fair Value
	COMMON STOCKS 98.2%
	CONSUMER DISCRETIONARY 6.0%
19,100	Buffalo Wild Wings Inc (b)	$2,564,557
32,100	Cabela's Inc (b)	1,890,690
88,185	Gentherm Inc (b)	3,724,053
		8,179,300
	CONSUMER STAPLES 2.0%
38,900	Casey's General Stores Inc	2,789,130

	ENERGY 4.0%
111,200	Kodiak Oil & Gas Corp (a)(b)	1,508,984
164,400	Northern Oil and Gas Inc (b)	2,337,768
37,500	Oasis Petroleum Inc (b)	1,567,875
		5,414,627
	FINANCIALS 17.7%
146,300	Agree Realty Corp	4,005,694
235,600	Associated Banc-Corp	4,104,152
288,613	Bank Mutual Corp	1,850,009
139,900	PrivateBancorp Inc	4,184,409
106,600	TCF Financial Corp	1,655,498
125,732	United Fire Group Inc	3,491,578
17,900	Waddell & Reed Financial Inc, Class A	925,251
91,100	Wintrust Financial Corp	4,069,437
		24,286,028
	HEALTH CARE 9.1%
111,842	Cardiovascular Systems Inc (b)	2,642,826
35,300	Patterson Cos Inc	1,462,479
47,200	Techne Corp	4,415,560
161,170	Vascular Solutions Inc (b)	3,980,899
		12,501,764
	INDUSTRIALS 27.9%
125,400	Apogee Enterprises Inc	4,990,920
37,800	Chart Industries Inc (b)	2,310,714
85,300	Deluxe Corp	4,705,148
62,639	G&K Services Inc, Class A	3,468,948
98,500	Generac Holdings Inc (b)	3,993,190
37,000	Graco Inc	2,700,260
65,500	Hub Group Inc, Class A (b)	2,654,715
106,500	Manitowoc Co Inc/The	2,497,425
75,000	Oshkosh Corp	3,311,250
37,600	Proto Labs Inc (b)	2,594,400
24,000	Snap-on Inc	2,905,920
37,600	Toro Co/The	2,227,048
		38,359,938
	INFORMATION TECHNOLOGY 18.4%
65,100	Advent Software Inc	2,054,556
93,300	Badger Meter Inc	4,706,985
185,800	Cray Inc (b)	4,875,392
150,374	MOCON Inc (d)	2,245,084
47,200	MTS Systems Corp	3,221,872
58,434	NVE Corp (b)	3,771,330
33,900	SPS Commerce Inc (b)	1,801,785
139,316	VASCO Data Security International Inc (b)	2,616,355
		25,293,359
	MATERIALS 7.6%
104,700	Bemis Co Inc	3,980,694
89,100	Hawkins Inc	3,204,036
41,600	Valspar Corp/The	3,285,984
		10,470,714

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2014

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		UTILITIES 5.5%
77,400		ALLETE Inc	$3,435,786
149,900		MDU Resources Group Inc	4,168,719
			7,604,505

		TOTAL COMMON STOCKS	$134,899,365
		(cost $113,055,775)

		SHORT-TERM INVESTMENTS 2.1%
2,939,278		First American Prime Obligations Fund, Class Z, 0.02% (c)	$2,939,278
		(cost $2,939,278)

		TOTAL INVESTMENTS 100.3%	$137,838,643
		(cost $115,995,053)

		OTHER ASSETS AND LIABILITIES (NET) (0.3)%	(419,680)

		TOTAL NET ASSETS 100.0%	$137,418,963

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2014, these securities represented $1,508,984 or 1.1% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2014.
	(d)	Illiquid security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Mairs and Power, Inc.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)                                                                                                                                                                                           September 30, 2014

Security Valuations
The Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund), and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.  Security valuations for the Funds’ investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of September 30, 2014, no securities in the Funds were valued using this method.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the net assets of each Fund as of September 30, 2014:

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)                                                                                                                                                                                                             September 30, 2014

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$4,103,002,996	$427,717,709	$137,838,643
Level 2**	-	235,321,586	-
Level 3	-	-	-
Total	$4,103,002,996	$663,039,295	$137,838,643

*   All Level 1 investments are equity securities (common stocks and preferred stocks and securities) and short-term investments.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels during the period and did not hold any Level 3 investments at either September 30, 2014 or December 31, 2013.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:
	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,084,675,163	$428,826,291	$86,222,918
Gross unrealized appreciation	$1,913,311,633	$143,023,727	$26,428,872
Gross unrealized depreciation	(38,648,912)	(12,587,187)	(507,308)
Net unrealized appreciation	$1,874,662,721	$130,436,540	$25,921,564
Undistributed ordinary income	$-	$72,872	$-
Undistributed long-term capital gains	947,485	266	-
Total distributable earnings	$947,485	$73,138	$-
Other accumulated earnings	-	-	(291,791)
Total accumulated earnings	$1,875,610,206	$130,509,678	$25,629,773

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2014. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/13	Purchases	Sales	Balance 09/30/14	Dividend Income	Fair Value at 09/30/14
Badger Meter Inc	429,500	354,799	-	784,299	$406,269	$39,567,885
MTS Systems Corp	1,200,000	-	102,687	1,097,313	1,057,110	74,902,585
NVE Corporation	486,185	-	-	486,185	-	31,378,380
					$1,463,379	$145,848,850

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title) /s/ William B. Frels
                                           William B. Frels, President

Date   November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William B. Frels
                                              William B. Frels, Presiden
                                              (Principal Executive Officer)

Date November 24, 2014

By (Signature and Title)*/s/ Andrea C. Stimmel
                                             Andrea C. Stimmel, Treasurer
                                                            (Principal Financial Officer)

Date November 24, 2014

* Print the name and title of each signing officer under his or her signature.